Financial Instruments and Related Risk Management (Summary of Maturity Analysis of Financial Liabilities and Gross Settled Derivative Contracts) (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Payables and accrued charges	$ 10,052	$ 8,058
Short-term debt	1,560	159
Carrying Amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Payables and accrued charges	8,861
Carrying amount of liability	19,727
Short-term debt	1,560
Long-term debt, including current portion	8,066	10,061
Lease liabilities, including current portion	1,220
Derivatives	20
Gross Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Payables and accrued charges	8,861
Carrying amount of liability	24,887
Long-term debt, including current portion	7,813	$ 9,742
Lease liabilities, including current portion	1,375
Short-term debt, contractual cash flows	1,560
Current portion of long-term debt and Long-term debt, contractual cash flows	13,071
Derivatives	20
Not later than one year [Member] | Gross Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Payables and accrued charges	8,861
Carrying amount of liability	11,644
Lease liabilities, including current portion	313
Short-term debt, contractual cash flows	1,560
Current portion of long-term debt and Long-term debt, contractual cash flows	890
Derivatives	20
Later than one year and not later than three years [Member] | Gross Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Payables and accrued charges	0
Carrying amount of liability	1,586
Lease liabilities, including current portion	423
Short-term debt, contractual cash flows	0
Current portion of long-term debt and Long-term debt, contractual cash flows	1,163
Derivatives	0
Later than three years and not later than five years [Member] | Gross Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Payables and accrued charges	0
Carrying amount of liability	1,905
Lease liabilities, including current portion	227
Short-term debt, contractual cash flows	0
Current portion of long-term debt and Long-term debt, contractual cash flows	1,678
Derivatives	0
Over 5 years [Member] | Gross Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Payables and accrued charges	0
Carrying amount of liability	9,752
Lease liabilities, including current portion	412
Short-term debt, contractual cash flows	0
Current portion of long-term debt and Long-term debt, contractual cash flows	9,340
Derivatives	$ 0